Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2024
Net carrying amount - beginning of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Additions	31	20	255	419	5,546	1,728	7,999
Depreciation capitalized				28	260		288
Depreciation (*)	(57)	(5,668)	(575)				(6,300)
Impairments	(9)	(1,705)	(371)		(669)	(382)	(3,136)
Reversals		107	92		74	30	303
Write-off		(1)	(1)	(414)	(5)	(1)	(422)
Currency translation differences	1	2,071	49	91	554	8	2,774
Initial recognition and changes in estimates		35	6	(4)	62	(2)	97
Changes in the scope of consolidation - included entities	12	1,314	3	97	1,090	70	2,586
Changes in the scope of consolidation - excluded entities	(1)	(822)	(17)	(25)	(486)		(1,351)
Transfers	47	6,865	566	(6)	(6,859)	(613)
Other changes	7	(1,408)	(104)	(12)	2,047	197	727
Net carrying amount - end of the year	1,142	38,229	4,491	1,742	11,296	2,964	59,864
Gross carrying amount - end of the year	4,412	139,117	33,226	1,742	14,589	5,490	198,576
Provisions for depreciation and impairments	3,270	100,888	28,735		3,293	2,526	138,712
2023
Net carrying amount - beginning of the year	1,088	40,492	4,280	1,345	7,494	1,633	56,332
Additions	22		407	764	6,294	1,252	8,739
Depreciation capitalized				20	184	1	205
Depreciation (*)	(47)	(5,699)	(610)				(6,356)
Impairments	(30)	(1,164)	(366)		(226)	(390)	(2,176)
Reversals		109	42		257	36	444
Write-off			(2)	(420)	(25)		(447)
Currency translation differences	1	(1,223)	(39)	(46)	(268)	(3)	(1,578)
Initial recognition and changes in estimates	3	698	16	17	14		748
Changes in the scope of consolidation - included entities	48	521	298		131	77	1,075
Changes in the scope of consolidation - excluded entities			(1)				(1)
Transfers	37	5,592	595	(70)	(5,522)	(632)
Other changes	(11)	(1,905)	(32)	(42)	1,349	(45)	(686)
Net carrying amount - end of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Gross carrying amount - end of the year	4,354	139,866	32,121	1,568	13,670	4,308	195,887
Provisions for depreciation and impairments	3,243	102,445	27,533		3,988	2,379	139,588

(*) Before capitalization of depreciation of tangible assets

Capital expenditures included capitalized finance expenses of €220 million (€94 million in 2023) related to the Exploration & Production segment for €173 million (€64 million in 2023) at an average interest rate of 3.5% (3.0% at December 31, 2023).

Capital expenditures primarily related to the Exploration & Production segment for €6,033 million (€7,108 million in 2023).

In 2024, the Group entered into supplier financing agreements to purchase plants and equipment mainly in the Exploration & Production segment, which were recognized as additions to assets and to financing payables in the line item “Other changes” to reflect deferred payments terms. The amount of purchased items under supplier financing agreements outstanding at year-end was €2,172 million.

Capital expenditures by industry segment and geographical area of destination are reported in note 35 – Segment information and information by geographical area.

Depreciation other than that of oil&gas assets, relating to biorefineries, petrochemical plants, thermoelectric plants, photovoltaic or wind power systems, and other ancillary assets are calculated on a straight-line basis, based on their economic-technical lives.

The main depreciation rates adopted are included in the following ranges and have remained unchanged compared to 2023:

(%)
Buildings	2	-	10
Refining and chemical plants	3	-	17
Gas pipelines and compression stations	4	-	12
Power plants	3	-	5
Other plant and machinery	6	-	12
Industrial and commercial equipment	5	-	25
Other assets	10	-	20

Plant and equipment used in the extraction and treatment of hydrocarbons were depreciated according to the UOP method, where depreciation depends on production of the estimated proved reserves according to the US Securities & Exchange Commission “SEC” criteria (see note 1 – Accounting standards, accounting estimates and significant judgements, section UOP depreciation, depletion and amortisation). The production plans associated with the existing assets gradually deplete the SEC proved reserves recorded at the balance sheet date, which are expected to be produced within about ten years.

Impairment losses of property, plant and equipment mainly related: (i) to oil&gas properties for €2,193 million, driven by the alignment to the fair value of divestment transactions closed or highly probable at oil properties in Alaska and Congo, and by downward reserve revisions at oil properties in Turkmenistan and gas fields in Italy; (ii) in the GGP business line (€180 million) to the Damietta liquefaction plant, to reflect lower expected utilization rates in future years due to lack of feed-gas from Egypt. In the long term, the plant has prospects of being used as part of the gas agreement with Cyprus and Egypt which provides for the export of Cypriot reserves to Europe by leveraging the gas treatment and liquefaction plants owned by Eni in Egypt. The write-down assumed a post-tax WACC of 5.8% which is recalculated to 9.85% pre-tax; (iii) expenditures incurred for compliance and stay-in-business at CGUs in the Refining and traditional Chemicals segment were completely written-off because those CGUs were impaired in previous reporting periods and continued lacking any profitability prospects (€439 million), as well as a polyethylene plant expected to be shut down in connection with a worsening petrochemical scenario. In the two-year period 2023-2024, Eni took impairment charges at almost all its oil-based petrochemicals complexes, driven by deteriorated market fundamentals, higher energy expenses for the European industrial sector compared to other geographies, and rising competitive pressures from operators benefiting of larger scale and lower feedstock costs. The Company has defined a comprehensive plan for the transformation and industrial reconversion of the Eni’s chemicals sector, which will be implemented by leveraging proprietary technologies and by developing the businesses of bioplastics and circular economy, which is expected to restructure the main traditional hubs no more competitive in the current scenario. More information about Eni’s impairment review and the sensitivity of the outcome to different commodities scenarios is reported in note 15 – Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to decarbonization scenarios.

Currency translation differences related to subsidiaries utilizing the U.S. dollar as functional currency (€2,770 million).

Initial recognition and change in estimates include the increase in the asset retirement cost of tangible assets in the Exploration & Production segment due to the increase in abandonment cost estimates, start of new projects, partially offset by the increase in discount rates.

Changes in the scope of consolidation related to the acquisition for €2,501 million of 100% of the Neptune Energy group, based in the United Kingdom, engaged in the exploration, development and production at gas-prevalent assets, located in Indonesia, Algeria, the United Kingdom and Netherlands.

Changes in the scope of consolidation for €1,333 million related to the business combination with Ithaca Energy Plc.

Other changes included the disposal of oil and gas assets in Alaska for €940 million and the reclassification to oil and gas assets held for sale in Congo for €389 million.

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and equipment related for €6,656 million to the commissioning of wells, plants and machinery primarily in Ivory Coast, Congo, Italy, Mexico, Egypt, Iraq and United Arab Emirates.

Exploration and appraisal activities included write-offs for €414 million of previously capitalized exploration wells pending economic and technical evaluation in United Arab Emirates, Egypt, Kazakhstan, Vietnam, Cyprus and Libya.

Exploration and appraisal activities related for €1,662 million to the costs of suspended exploration wells pending final determination of commerciality based on management’s continuing commitment and for €95 million to costs of exploration wells in progress at the end of the year.

Changes relating to suspended wells are reported below:

(€ million)	2024	2023	2022
Costs for exploratory wells suspended - beginning of the year	1,391	1,085	1,101
Increases for which is ongoing the determination of proved reserves	485	834	547
Amounts previously capitalized and expensed in the year	(362)	(388)	(374)
Reclassification to successful exploratory wells following the estimation of proved reserves	(4)	(72)	(147)
Disposals	(7)	(3)	(2)
Changes in the scope of consolidation	76		(114)
Currency translation differences	83	(40)	65
Other changes		(25)	9
Costs for exploratory wells suspended - end of the year	1,662	1,391	1,085

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2024		2023		2022
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	253	4.4	417	7.9	216	5.0
- between 1 and 3 years	604	11.3	347	6.1	246	4.9
- beyond 3 years	805	18.2	627	14.5	623	13.9
	1,662	33.9	1,391	28.5	1,085	23.8
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	253	4.4	417	7.9	204	4.5
- fields for which the delineation campaign is in progress	1,053	16.1	804	14.0	579	11.3
- fields including commercial discoveries that are progressing to a FID	356	13.4	170	6.6	302	8.0
	1,662	33.9	1,391	28.5	1,085	23.8

Suspended wells costs pending a final investment decision amounted to €356 million and primarily related to initiatives in Indonesia, Nigeria and Netherlands. Those expenses have continued to remain capitalized due to firm management’s commitment at investing in the underlying initiatives.

The capitalized costs for suspended wells relating to fields including wells drilled over the last twelve months referred to six leases for which the evaluation of results is still in progress. The capitalized costs for suspended wells relating to fields for which the delineation campaign is in progress referred for approximately €750 million to twelve leases for which appraising activities and negotiations are ongoing to unlock the subsequent project phases; the remaining amounts are related to five leases for which drilling activities are underway or firmly planned for the near future.

Unproved mineral interests, comprised of assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties.

Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Italy	Indonesia	Netherlands	Total
2024
Carrying amount - beginning of the year	429	924		23	215	2	475	2	89		2,159
Additions						15			709	120	844
Net (impairments) reversals	(421)			74		(5)					(352)
Reclassification to Proved Mineral Interest		(2)		(24)	(40)	(9)	(58)				(133)
Currency translation differences and other changes	8	59		4	12		28		50		161
Carrying amount - end of the year	16	981		77	187	3	445	2	848	120	2,679
2023
Carrying amount - beginning of the year	198	958	95	16	211	3	520	2			2,003
Additions					61				92		153
Net (impairments) reversals	243		(93)	8							158
Reclassification to Proved Mineral Interest		(1)			(51)	(1)	(28)				(81)
Currency translation differences and other changes	(12)	(33)	(2)	(1)	(6)		(17)		(3)		(74)
Carrying amount - end of the year	429	924		23	215	2	475	2	89		2,159

Unproved mineral interests comprised the net book value of the Oil Prospecting License 245 property (“OPL 245”), offshore Nigeria, whose exploration period expired on May 11, 2021. The property book value included €944 million corresponding to the purchase price paid in 2011 to the Nigerian Government to acquire a 50% interest in the asset, plus the subsequent capitalized exploration costs and pre-development costs bringing the total net book value to €1,287 million. A lengthy and complex criminal proceeding before the Court of Milan was definitively resolved in favor of Eni, which related to alleged crimes of international corruption regarding the purchase of the license in 2011. An arbitration proceeding started by Eni before an ICSID tribunal (the International Centre for Settlement of Investment Disputes) to protect the value of the investment, claiming the Company’s right to obtain the conversion of the license into an Oil Mining Lease has been put on hold as the parties have been exploring a possible agreement to set economic terms and conditions to develop the property’s reserves. The estimated value-in-use of the asset based on the economics under discussion confirmed the recoverability of the asset book value.

Accumulated provisions for impairments amounted to €22,205 million (€22,650 million at December 31, 2023).

Property, plant and equipment includes assets subject to operating leases for €377 million, essentially relating to service stations of the Enilive business line.

As of December 31, 2024, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2023).

Government grants recorded as a decrease of property, plant and equipment amounted to €88 million (€91 million at December 31, 2023).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 28 – Guarantees, commitments and risks – Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 28 – Guarantees, commitments and risks.